Federated Hermes International Equity Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—46.8%
		Belgium—1.3%
63,500		D'Ieteren Group	$9,574,587
109,412		Solvay SA	8,819,348
		TOTAL	18,393,935
		Canada—4.8%
2,365,400		Lundin Mining Corp.	12,301,125
229,560		Magna International, Inc.	13,261,291
426,115		Methanex Corp.	15,401,591
309,300		Open Text Corp.	9,742,826
227,373		Toronto Dominion Bank	14,627,285
		TOTAL	65,334,118
		Chile—0.8%
912,000		Antofagasta PLC	11,613,619
		China—0.5%
5,560,000		Weichai Power Co. Ltd., Class H	7,432,944
		Colombia—0.4%
629,100		Bancolombia SA	4,857,805
		France—3.0%
145,400		Ipsos	6,620,641
390,400		Michelin, Class B	9,490,951
275,178		Publicis Groupe	13,457,394
126,557		Vinci SA	11,714,505
		TOTAL	41,283,491
		Germany—4.4%
181,300		BASF SE	7,664,704
720,593		Deutsche Telekom AG, Class REG	13,604,692
431,700	[1]	flatexDEGIRO AG	4,163,354
96,500		Hannover Rueckversicherung SE	14,224,087
179,900		HeidelbergCement AG	8,154,650
52,500		Muenchener Rueckversicherungs-Gesellschaft AG	12,550,165
		TOTAL	60,361,652
		Greece—0.2%
242,400		Jumbo S.A.	3,459,890
		Ireland—1.9%
4,889,054	[1]	Greencore Group plc	4,824,773
98,100	[1]	Jazz Pharmaceuticals plc	15,227,082
164,988		Smurfit Kappa Group plc	5,540,527
		TOTAL	25,592,382
		Italy—0.1%
1,358,089	[1]	Trevi Finanziaria S.p.A.	735,543
		Japan—7.5%
307,300		Asahi Group Holdings Ltd.	10,288,282
761,200		Brother Industries Ltd.	14,555,800
1,064,700		Daicel Corp.	6,681,763
117,200		Daito Trust Construction Co. Ltd.	11,510,405
521,400		Honda Motor Co. Ltd.	13,827,849
462,400		KDDI Corp.	14,206,930

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,827,800		Marubeni Corp.	$18,942,275
167,000		Sony Group Corp.	13,246,211
		TOTAL	103,259,515
		Norway—3.1%
763,944		DNB Bank ASA	14,573,563
424,949		SpareBanken Vest	3,782,305
835,453		SpareBank 1 SR-Bank ASA	9,546,163
337,600		Yara International ASA	14,288,636
		TOTAL	42,190,667
		Puerto Rico—1.4%
244,200		Popular, Inc.	18,857,124
		Russia—0.0%
8,422,100	[2]	Alrosa AO	0
		Singapore—0.8%
572,399		United Overseas Bank Ltd.	11,171,040
		South Korea—5.5%
60,059		Hyundai Mobis	9,586,675
236,500		Kia Corp.	14,186,968
103,600		LG Electronics, Inc.	7,756,856
1,181,000		LG Uplus Corp.	10,120,586
240,030		Samsung Electronics Co. Ltd.	10,633,004
423,640		Shinhan Financial Group Co. Ltd.	11,564,923
161,000		SK Hynix, Inc.	11,341,979
		TOTAL	75,190,991
		Sweden—2.1%
448,600	[1]	Duni AB	3,658,932
392,726		Loomis AB	10,630,811
960,700		SKF Ab, Class B	14,429,796
		TOTAL	28,719,539
		Switzerland—0.9%
157,666		Novartis AG	12,721,357
		Taiwan—0.9%
2,134,000		Catcher Technology Co. Ltd.	12,949,606
		Thailand—0.3%
1,564,700		Tisco Financial Group PCL	4,021,409
		United Kingdom—6.9%
1,075,900		Amcor PLC	12,921,559
2,258,187	[1]	Babcock International Group PLC	8,616,310
379,602		BELLWAY PLC	8,983,583
1,118,677		Inchcape PLC	9,860,275
47,066		Linde PLC	13,313,089
688,254		Mondi PLC, SAF	11,720,576
146,538		Mondi PLC, UK	2,482,554
155,526		Next PLC	10,464,231
374,400	[1]	Nomad Foods Ltd.	6,623,136
7,664,265		Taylor Wimpey PLC	9,604,621
		TOTAL	94,589,934
		TOTAL COMMON STOCKS (IDENTIFIED COST $632,540,029)	642,736,561

Shares			Value in U.S. Dollars
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria S.p.A., Warrants (IDENTIFIED COST $1,427,898 )	$30,717
		INVESTMENT COMPANIES—53.4%
44,172,616		Federated Hermes Government Obligations Fund, Premier Shares, 2.16%[3]	44,172,616
8,571,758		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[3]	8,569,186
51,145,503		Federated Hermes International Growth Fund, Institutional Shares	679,212,286
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $663,210,558)	731,954,088
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,297,178,485)	1,374,721,366
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(3,050,066)
		TOTAL NET ASSETS—100%	$1,371,671,300
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes International Growth Fund*	Total of Affiliated Transactions
Value as of 5/31/2022	$65,389,264	$19,065,274	$729,334,879	$813,789,417
Purchases at Cost	$61,233,324	$10,283,103	$—	$71,516,427
Proceeds from Sales	$(82,449,972)	$(20,777,815)	$—	$(103,227,787)
Change in Unrealized Appreciation/Depreciation	$—	$74	$(50,122,593)	$(50,122,519)
Net Realized Gain/(Loss)	$—	$(1,450)	$—	$(1,450)
Value as of 8/31/2022	$44,172,616	$8,569,186	$679,212,286	$731,954,088
Shares Held as of 8/31/2022	44,172,616	8,571,758	51,145,503	103,889,877
Dividend Income	$143,099	$40,875	$—	$183,974
*
At August 31, 2022, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Hermes International Growth Fund.
1
Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$137,133,913	$505,602,648	$0	$642,736,561
Warrants
International	30,717	—	—	30,717
Investment Companies	731,954,088	—	—	731,954,088
TOTAL SECURITIES	$869,118,718	$505,602,648	$0	$1,374,721,366